CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 3,654,410	$ 3,766,192	$ 10,101,647	$ 11,089,528	$ 9,257,607
Cost of revenues	(3,349,020)	(3,182,743)	(7,786,717)	(8,729,856)	(6,216,774)
Gross profit	305,390	583,449	2,314,930	2,359,672	3,040,833
Operating expenses:
Selling and marketing	(468,864)	(207,160)	(385,513)	(606,927)	(1,298,462)
General and administrative	(3,979,733)	(397,873)	(703,233)	(798,233)	(865,690)
Research and development	(1,039,528)	(2,213,377)	(2,515,015)	(567,809)	(828,311)
Total operating expenses	(5,488,125)	(2,818,410)	(3,603,761)	(1,972,969)	(2,992,463)
Loss from operations	(5,182,735)	(2,234,961)	(1,288,831)	386,703	48,370
Other (expense) income:
Interest income (expense), net	(2,939)	210	209	(4,558)	(8,572)
Gain on acquisition of a subsidiary	201,197
Other (expense) income, net	(1,281)	(9,673)	(14,791)	37,415	24,353
Total other (expense) income, net	185,443	(9,463)	(14,582)	32,857	15,781
Loss before income taxes	(4,997,292)	(2,244,424)	(1,303,413)	419,560	64,151
Income tax benefit	99,327	179,413	(86,311)	(257,331)	68,536
Net loss	(4,897,965)	(2,065,011)	(1,389,724)	162,229	132,687
Less: net income attributable to non-controlling interests			(88,089)
Net (loss) income attributable to shareholders			(1,477,813)	162,229	132,687
Other comprehensive income
Foreign currency translation adjustments	(15,354)	36,523	66,618	(29,439)	(248,101)
Comprehensive loss	(4,913,319)	(2,028,488)	(1,323,106)	132,790	(115,414)
Less: Comprehensive loss attributable to non-controlling interests	73,134		(88,089)
Comprehensive loss attributable to shareholders	$ (4,840,185)	$ (2,028,488)	$ (1,411,195)	$ 132,790	$ (115,414)
Loss per share
Basic (in dollars per share)	$ (0.29)	$ (0.13)	$ (0.09)	$ 0.01	$ 0.01
Diluted (in dollars per share)	$ (0.29)	$ (0.13)	$ (0.09)	$ 0.01	$ 0.01
Basic (in shares)	16,927,527	15,760,000	15,760,000	15,020,822	15,000,000
Diluted (in shares)	16,927,527	15,760,000	15,760,000	15,020,822	15,000,000